Deferred Costs, Capitalized, Prepaid, and Other Assets	3 Months Ended
Jun. 30, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

7.         PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	June 30, 2011	December 31, 2010
Prepaid insurance	$12,598	$30,081
Prepaid investor relations service	-	20,000
Travel advances	30,000	-
Other	38,024	27,871
Prepaid expenses and other current assets	$80,622	$77,952